UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07319

Fidelity Covington Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2026

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Disruptors ETF Fidelity® Disruptors ETF : FDIF Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This annual shareholder report contains information about Fidelity® Disruptors ETF for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptors ETF	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2026, reflecting a late-period surge that followed a downturn amid conflict in the Middle East and growing concern about the viability of investments in artificial intelligence.
•Against this backdrop, security selection in the United States and positioning in emerging markets, especially South Korea and Singapore, detracted from the fund's performance versus the MSCI All Country World Index Net MA for the fiscal year.
•By industry, market selection was the primary detractor, especially sizable overweights in transaction & payment processing services, application software and health care equipment.
•The largest individual relative detractor was an overweight in Sea (-45%), one of our largest holdings this period. A second notable relative detractor was an underweight in Samsung Electronics (+411%). Avoiding SK Hynix (+949%) further weighed on our relative result.
•In contrast, from a geographical standpoint, an overweight in Taiwan, investment choices in Japan and an underweight in India contributed to the fund's performance versus the MSCI index.
•By industry, stock picking in biotechnology, industrial machinery & supplies & components, and semiconductors notably contributed.
•The top individual relative contributor was an overweight in Taiwan Semiconductor Manufacturing (+122%). The stock was the fund's biggest holding at period end. Overweighting Micron Technology (+930%) also proved rewarding for the fund. This stock was one of the fund's largest holdings on May 31. Outsized exposure to Teradyne (+377%) further contributed.
•Notable changes in positioning include increased exposure to Taiwan and a lower allocation to Israel. By industry, meaningful changes in positioning include higher allocations to electronic components and internet services & infrastructure.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 16, 2020 through May 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® Disruptors ETF - NAV A	22.91%	6.34%	14.66%
MSCI ACWI (All Country World Index) Index A	30.64%	11.82%	17.72%
A   From April 16, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$106,650,989
Number of Holdings	7
Total Advisory Fee	$0
Portfolio Turnover	0%
What did the Fund invest in?
(as of May 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 78.5
International Equity Funds - 21.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

TOP HOLDINGS (% of Fund's net assets)
Fidelity Disruptive Technology ETF	25.0
Fidelity Disruptive Automation ETF	21.4
Fidelity Disruptive Communications ETF	21.4
Fidelity Disruptive Medicine ETF	16.7
Fidelity Disruptive Finance ETF	15.4
99.9
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913348.102    7027-TSRA-0726

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Disruptive Technology ETF Fidelity® Disruptive Technology ETF : FDTX Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This annual shareholder report contains information about Fidelity® Disruptive Technology ETF for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Technology ETF	$ 63	0.50%
What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2026, reflecting a late-period surge that followed a downturn amid conflict in the Middle East and growing concern about the viability of investments in artificial intelligence.
•Against this backdrop, security selection and an overweight in the United States and stock selection and an underweight in emerging markets, especially South Korea and China, detracted from the fund's performance versus the MSCI All Country World Information Technology Equal Weighted Index Net MA for the fiscal year.
•By industry, market selection was the primary detractor, especially an underweight in electronic components. An overweight in systems software also hampered the fund's relative result. Also detracting from our result was stock picking in broadline retail.
•The largest individual relative detractor was an overweight in Microsoft (-1%). The stock was among the fund's biggest holdings. A second notable relative detractor was our stake in Monday.com (-75%). The stock was not held at period end. Another notable relative detractor was our non-index stake in Meta Platforms (-2%). The stock was among our largest holdings this period.
•In contrast, from a regional standpoint, avoiding India and stock picking in Japan contributed to the fund's performance versus the industry index.
•By industry, the biggest contributors to performance versus the industry index were security selection and an overweight in semiconductors. An underweight in IT consulting & other services also boosted relative performance.
•The top individual relative contributor was an overweight in Micron Technology (+930%). The stock was the fund's biggest holding at period end. A second notable relative contributor was an overweight in Marvell Technology (+242%). The company was one of our biggest holdings. An overweight in Coherent (+237%) also helped. This was an investment we established this period. The company was one of our biggest holdings at period end.
•Notable changes in positioning include increased exposure to Taiwan and a lower allocation to Israel. By industry, meaningful changes in positioning include higher allocations to electronic components and internet services & infrastructure.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 16, 2020 through May 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® Disruptive Technology ETF - NAV A	51.79%	10.69%	19.76%
MSCI All Country World Information Technology Equal Weighted Index A	82.57%	12.64%	19.20%
MSCI ACWI (All Country World Index) Index A	30.64%	11.82%	17.72%
A   From April 16, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$257,849,870
Number of Holdings	40
Total Advisory Fee	$963,251
Portfolio Turnover	44%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	86.1
Communication Services	7.4
Consumer Discretionary	5.6
Industrials	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.9
Taiwan - 12.9
Canada - 4.0
Netherlands - 3.7
Japan - 2.4
Germany - 1.2
Israel - 0.9
China - 0.0

TOP HOLDINGS (% of Fund's net assets)
Micron Technology Inc	9.4
Marvell Technology Inc	8.1
Taiwan Semiconductor Manufacturing Co Ltd ADR	6.0
NVIDIA Corp	4.6
MediaTek Inc	4.6
Seagate Technology Holdings PLC	4.0
Amazon.com Inc	4.0
Western Digital Corp	4.0
Microsoft Corp	3.9
Coherent Corp	3.7
52.3
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913347.102    6999-TSRA-0726

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Disruptive Medicine ETF Fidelity® Disruptive Medicine ETF : FMED Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This annual shareholder report contains information about Fidelity® Disruptive Medicine ETF for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Medicine ETF	$ 52	0.50%
What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2026, reflecting a late-period surge that followed a downturn amid conflict in the Middle East and growing concern about the viability of investments in artificial intelligence.
•Against this backdrop, overweight exposure to the United States and Belgium contributed to the fund's performance versus the MSCI All Country World Health Care Equal Weighted Index Net MA for the fiscal year.
•By industry, security selection was the primary contributor, led by biotechnology. Stock selection in pharmaceuticals also boosted relative performance.
•The fund's non-index stake in Cogent Biosciences gained roughly 550% and was the top individual relative contributor. The stock was among our biggest holdings. A second notable relative contributor was our non-index stake in Exact Sciences (+80%). The stock was not held at period end. Another notable relative contributor was an overweight in UCB (+62%). The stock was the fund's biggest holding at period end.
•In contrast, from a regional standpoint, stock picking in the United States detracted from the fund's performance versus the industry index, along with positioning in Switzerland.
•By industry, the primary detractors from performance versus the industry index were stock selection and an overweight in health care equipment. Stock picks and an overweight in health care technology also hampered the fund's result. Also hurting our result was an underweight in pharmaceuticals.
•The largest individual relative detractor was an overweight in Boston Scientific (-53%). This period we decreased our investment in Boston Scientific. A second notable relative detractor was our non-index stake in Waystar Holding (-48%). This period we decreased our investment in Waystar Holding. Another notable relative detractor was an overweight in Insulet (-55%). This period we decreased our investment in Insulet.
•Notable changes in positioning include a higher allocation to Belgium. By industry, meaningful changes in positioning include increased exposure to pharmaceuticals and a lower allocation to health care equipment.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 16, 2020 through May 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® Disruptive Medicine ETF - NAV A	8.04%	-2.35%	2.49%
MSCI All Country World Healthcare Equal Weighted Index A	3.22%	-4.52%	2.08%
MSCI ACWI (All Country World Index) Index A	30.64%	11.82%	17.72%
A   From April 16, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$40,976,443
Number of Holdings	70
Total Advisory Fee	$284,909
Portfolio Turnover	49%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Health Care	99.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.9
Belgium - 4.7
Netherlands - 3.7
Denmark - 2.1
Canada - 1.9
France - 1.8
Switzerland - 1.2
China - 0.7

TOP HOLDINGS (% of Fund's net assets)
UCB SA	4.7
LifeStance Health Group Inc	4.4
Danaher Corp	3.5
10X Genomics Inc Class A	3.1
Cogent Biosciences Inc	3.0
Intuitive Surgical Inc	2.9
Alnylam Pharmaceuticals Inc	2.9
Argenx SE ADR	2.8
Legend Biotech Corp ADR	2.3
UnitedHealth Group Inc	2.2
31.8
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913346.102    6998-TSRA-0726

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Disruptive Finance ETF Fidelity® Disruptive Finance ETF : FDFF Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This annual shareholder report contains information about Fidelity® Disruptive Finance ETF for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Finance ETF	$ 48	0.50%
What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2026, reflecting a late-period surge that followed a downturn amid conflict in the Middle East and growing concern about the viability of investments in artificial intelligence.
•Against this backdrop, stock selection and an overweight in the United States and picks in Europe ex U.K., primarily the Netherlands, detracted from the fund's performance versus the MSCI All Country World Financials Equal Weighted Index Net MA for the fiscal year.
•By industry, the biggest detractor from performance versus the industry index was a large overweight in transaction & payment processing services. Also hurting our result was stock picking in research & consulting services and application software.
•The largest individual relative detractor was our stake in Adyen (-40%). The stock was not held at period end. A second notable relative detractor was our non-index stake in Equifax (-36%). The company was one of the fund's largest holdings this period. A non-index stake in Chime Financial returned -40% and notably hurt. This was an investment we established this period.
•In contrast, from a regional standpoint, an underweight in emerging markets, primarily India and China, as well as an overweight in Singapore, contributed to the fund's performance versus the industry index.
•By industry, the biggest contributors to performance versus the industry index were stock picking and an underweight in property & casualty insurance. Stock picking in transaction & payment processing services and consumer finance also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in DBS Group (+50%). The stock was one of the fund's biggest holdings. A second notable relative contributor was our non-index stake in Wealthfront (+41%). This was a position we established this period. A non-index stake in Hiscox gained 42% and notably helped. The company was one of the fund's largest holdings at period end.
•Notable changes in positioning include decreased exposure to the Netherlands and a higher allocation to Singapore. By industry, meaningful changes in positioning include higher allocations to investment banking & brokerage and asset management & custody banks.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 16, 2020 through May 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® Disruptive Finance ETF - NAV A	-8.71%	1.49%	11.82%
MSCI All Country World Financials Equal Weighted Index A	17.45%	11.05%	17.71%
MSCI ACWI (All Country World Index) Index A	30.64%	11.82%	17.72%
A   From April 16, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$41,938,519
Number of Holdings	47
Total Advisory Fee	$236,402
Portfolio Turnover	26%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	91.0
Industrials	4.1
Information Technology	2.1
Real Estate	0.8
Consumer Discretionary	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 72.5
United Kingdom - 7.6
Singapore - 5.7
Spain - 4.8
Italy - 4.5
Brazil - 2.6
Canada - 1.1
Israel - 0.9
Grand Cayman (UK Overseas Ter) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Blackrock Inc	6.0
DBS Group Holdings Ltd	5.7
Capital One Financial Corp	5.4
Bankinter SA	4.8
FinecoBank Banca Fineco SpA	4.5
Apollo Global Management Inc	4.5
Visa Inc Class A	4.3
Block Inc Class A	4.1
Mastercard Inc Class A	4.1
Hiscox Ltd	3.7
47.1
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913345.102    6997-TSRA-0726

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Disruptive Communications ETF Fidelity® Disruptive Communications ETF : FDCF Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This annual shareholder report contains information about Fidelity® Disruptive Communications ETF for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Communications ETF	$ 56	0.50%
What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2026, reflecting a late-period surge that followed a downturn amid conflict in the Middle East and growing concern about the viability of investments in artificial intelligence.
•Against this backdrop, stock picks in the United States and emerging markets, primarily in Taiwan, contributed to the fund's performance versus the MSCI All Country World Communication Services Equal Weighted Index Net MA for the fiscal year.
•By industry, security selection was the primary contributor, led by semiconductors. Stock selection in interactive media & services and movies & entertainment also boosted the fund's relative performance.
•The fund's non-index stake in Taiwan Semiconductor Manufacturing gained approximately 119% and was the top individual relative contributor. The company was the fund's largest holding. The second-largest relative contributor was an overweight in Alphabet (+122%). The company was one of our largest holdings. Another notable relative contributor was our non-index stake in Arista Networks (+83%). The company also was among the fund's biggest holdings.
•In contrast, from a regional standpoint, security selection in Asia Pacific ex Japan, primarily in Singapore, and stock picking and an underweight in Europe ex U.K., primarily in Sweden, detracted from the fund's performance versus the industry index.
•By industry, the primary detractors from performance versus the industry index were security selection and an underweight in wireless telecommunication services. Also hurting our result were an underweight in integrated telecommunication services and an overweight in cable & satellite.
•The largest individual relative detractor was an overweight in Sea (-44%). The stock was among our biggest holdings. A non-index stake in Liberty Broadband returned about -43% and was a second notable relative detractor. The stock was not held at period end. Another notable relative detractor this period was avoiding SoftBank, an index component that gained roughly 258%.
•Notable changes in positioning include increased exposure to Taiwan and a lower allocation to Singapore. By industry, meaningful changes in positioning include increased exposure to movies & entertainment and a lower allocation to telecom tower REITs.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 16, 2020 through May 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® Disruptive Communications ETF - NAV A	25.23%	9.28%	17.52%
MSCI All Country World Communication Services Equal Weighted Index A	4.18%	-1.31%	5.42%
MSCI ACWI (All Country World Index) Index A	30.64%	11.82%	17.72%
A   From April 16, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$106,703,818
Number of Holdings	40
Total Advisory Fee	$479,885
Portfolio Turnover	23%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Communication Services	49.6
Information Technology	37.4
Consumer Discretionary	11.2
Industrials	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 76.7
Taiwan - 10.8
China - 4.4
Canada - 3.1
Singapore - 2.7
Korea (South) - 1.3
Netherlands - 1.0

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd ADR	10.8
Alphabet Inc Class A	8.9
Meta Platforms Inc Class A	6.2
NVIDIA Corp	5.6
Arista Networks Inc	5.6
Amazon.com Inc	5.4
Warner Bros Discovery Inc	3.9
Roku Inc Class A	3.9
Quebecor Inc Class B	3.1
Sea Ltd Class A ADR	2.7
56.1
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913344.102    6996-TSRA-0726

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Disruptive Automation ETF Fidelity® Disruptive Automation ETF : FBOT Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This annual shareholder report contains information about Fidelity® Disruptive Automation ETF for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Automation ETF	$ 60	0.50%
What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2026, reflecting a late-period surge that followed a downturn amid conflict in the Middle East and growing concern about the viability of investments in artificial intelligence.
•Against this backdrop, stock selection in the United States and emerging markets, primarily Taiwan, contributed to the fund's performance versus the MSCI All Country World Industrials Equal Weighted Index Net MA for the fiscal year.
•By industry, security selection was the primary contributor, especially within semiconductor materials & equipment. Picks in semiconductors and industrial machinery & supplies & components also boosted the fund's relative performance.
•The top individual relative contributor was our non-index stake in Teradyne (+377%). The stock was among our largest holdings. A non-index stake in Taiwan Semiconductor Manufacturing gained roughly 132% and was a second notable relative contributor. The stock was the fund's biggest holding. Another notable relative contributor was an overweight in Rocket Lab (+445%).
•In contrast, from a regional standpoint, an underweight in emerging markets, primarily South Korea, and an overweight in the United States detracted from the fund's performance versus the industry index.
•By industry, the biggest detractor from performance versus the industry index was non-index exposure to application software. An underweight in heavy electrical equipment also hampered the fund's result. Also hurting our result were security selection and an underweight in electrical components & equipment.
•The biggest individual relative detractor was an overweight in Axon Enterprise (-40%). This period we increased our investment in Axon Enterprise. The company was among our biggest holdings. A second notable relative detractor was our non-index stake in Dassault Systemes (-41%). This period we increased our investment in Dassault Systemes. A non-index stake in BYD returned -29% and notably hurt.
•Notable changes in positioning include increased exposure to Sweden and a lower allocation to Germany. By industry, meaningful changes in positioning include higher allocations to semiconductor materials & equipment and electrical components & equipment.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 16, 2020 through May 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® Disruptive Automation ETF - NAV A	39.99%	8.60%	18.10%
MSCI All Country World Industrials Equal Weighted Index A	26.41%	8.16%	15.15%
MSCI ACWI (All Country World Index) Index A	30.64%	11.82%	17.72%
A   From April 16, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$211,232,755
Number of Holdings	50
Total Advisory Fee	$814,964
Portfolio Turnover	15%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	53.4
Information Technology	35.6
Consumer Discretionary	5.9
Communication Services	3.1
Health Care	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 49.4
Japan - 18.9
Taiwan - 8.5
China - 7.8
Sweden - 5.0
Germany - 3.6
United Kingdom - 2.1
Canada - 1.8
France - 1.5
Switzerland - 1.4

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
Teradyne Inc	5.9
NVIDIA Corp	4.6
Deere & Co	4.3
THK Co Ltd	3.7
Axon Enterprise Inc	3.4
Daifuku Co Ltd	3.3
Siemens AG	3.2
Palantir Technologies Inc Class A	3.1
Alphabet Inc Class C	3.1
41.3
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913343.102    6995-TSRA-0726

Item 2.

Code of Ethics

As of the end of the period, May 31, 2026, Fidelity Covington Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Karen B. Peetz is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Peetz is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Disruptors ETF (the “Fund”):

Services Billed by Deloitte Entities

May 31, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Disruptors ETF	$15,400	$-	$7,800	$0

May 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Disruptors ETF	$23,800	$-	$8,000	$400

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF, and Fidelity Disruptive Technology ETF (the “Funds”):

Services Billed by PwC

May 31, 2026 FeesA	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Disruptive Automation ETF	$33,100	$-	$8,200	$100
Fidelity Disruptive Communications ETF	$33,100	$-	$8,200	$100
Fidelity Disruptive Finance ETF	$33,100	$-	$8,200	$100
Fidelity Disruptive Medicine ETF	$33,300	$-	$8,200	$100
Fidelity Disruptive Technology ETF	$33,300	$-	$8,200	$100

May 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Disruptive Automation ETF	$36,600	$-	$8,200	$1,100
Fidelity Disruptive Communications ETF	$36,600	$-	$8,200	$1,100
Fidelity Disruptive Finance ETF	$36,600	$-	$8,200	$1,100
Fidelity Disruptive Medicine ETF	$36,900	$-	$8,200	$1,100
Fidelity Disruptive Technology ETF	$36,900	$-	$8,200	$1,100

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	May 31, 2026A	May 31, 2025 A
Audit-Related Fees	$154,800	$125,000
Tax Fees	$-	$-
All Other Fees	$-	$3,964,900

A Amounts may reflect rounding.

Services Billed by PwC

	May 31, 2026A	May 31, 2025 A
Audit-Related Fees	$9,348,700	$9,845,100
Tax Fees	$1,000	$1,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	May 31, 2026A	May 31, 2025A
Deloitte Entities	$2,595,000	$4,479,600
PwC	$14,602,600	$14,924,100

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934.  As of June 1, 2026, the members of the Audit Committee were Karen Peetz, Vijay C. Advani, Thomas Kennedy, and Susan Tomasky.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Disruptive Automation ETF
Fidelity® Disruptive Communications ETF
Fidelity® Disruptive Finance ETF
Fidelity® Disruptive Medicine ETF
Fidelity® Disruptive Technology ETF

Annual Report
May 31, 2026

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Disruptive Automation ETF
Fidelity® Disruptive Communications ETF
Fidelity® Disruptive Finance ETF
Fidelity® Disruptive Medicine ETF
Fidelity® Disruptive Technology ETF
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Disruptive Automation ETF
Schedule of Investments May 31, 2026
Showing Percentage of Net Assets
Common Stocks - 98.8%
	Shares	Value ($)
CANADA - 1.8%
Industrials - 1.8%
Machinery - 1.8%
ATS Corp (a)	121,298	3,750,723
CHINA - 7.8%
Consumer Discretionary - 1.9%
Automobile Components - 0.5%
Hesai Group ADR (a)(b)	58,117	1,098,411
Automobiles - 1.4%
BYD Co Ltd H Shares	248,114	2,890,532
TOTAL CONSUMER DISCRETIONARY		3,988,943
Industrials - 5.3%
Machinery - 5.3%
Airtac International Group	119,941	5,345,305
Estun Automation Co Ltd A Shares (China) (a)	335,872	1,376,002
Shenzhen Inovance Technology Co Ltd A Shares (China)	404,644	4,423,051
TOTAL INDUSTRIALS		11,144,358
Information Technology - 0.6%
Software - 0.6%
Pony AI Inc ADR (a)	141,707	1,421,321
TOTAL CHINA		16,554,622
FRANCE - 1.5%
Information Technology - 1.5%
Software - 1.5%
Dassault Systemes SE	146,597	3,215,481
GERMANY - 3.6%
Industrials - 3.2%
Industrial Conglomerates - 3.2%
Siemens AG	21,123	6,647,297
Information Technology - 0.4%
Software - 0.4%
Nemetschek SE	13,148	947,754
TOTAL GERMANY		7,595,051
JAPAN - 18.9%
Industrials - 16.3%
Machinery - 15.1%
Daifuku Co Ltd	154,064	7,072,250
FANUC Corp	85,519	4,237,692
Komatsu Ltd	83,301	3,439,994
MISUMI Group Inc	198,977	4,713,780
SMC Corp	11,360	4,929,455
THK Co Ltd	156,600	7,512,159
		31,905,330
Professional Services - 1.2%
Recruit Holdings Co Ltd	37,681	2,500,789
TOTAL INDUSTRIALS		34,406,119
Information Technology - 2.6%
Electronic Equipment, Instruments & Components - 2.6%
Keyence Corp	11,095	5,580,764
TOTAL JAPAN		39,986,883
SWEDEN - 5.0%
Industrials - 3.5%
Machinery - 3.5%
Epiroc AB A Shares	115,265	3,429,324
Sandvik AB	97,454	3,973,902
TOTAL INDUSTRIALS		7,403,226
Information Technology - 1.5%
Electronic Equipment, Instruments & Components - 1.5%
Hexagon AB B Shares	336,317	3,111,436
TOTAL SWEDEN		10,514,662
SWITZERLAND - 1.4%
Industrials - 1.4%
Machinery - 1.4%
Kardex Holding AG	8,341	2,885,234
TAIWAN - 8.5%
Industrials - 1.8%
Machinery - 1.8%
Hiwin Technologies Corp	309,693	3,834,933
Information Technology - 6.7%
Semiconductors & Semiconductor Equipment - 6.7%
Taiwan Semiconductor Manufacturing Co Ltd	187,162	14,030,894
TOTAL TAIWAN		17,865,827
UNITED KINGDOM - 2.1%
Information Technology - 2.1%
Electronic Equipment, Instruments & Components - 2.1%
Renishaw PLC	63,259	4,515,117
UNITED STATES - 48.2%
Communication Services - 3.1%
Interactive Media & Services - 3.1%
Alphabet Inc Class C	17,502	6,588,278
Consumer Discretionary - 4.0%
Automobiles - 1.8%
Tesla Inc (a)	8,872	3,866,329
Broadline Retail - 2.2%
Amazon.com Inc (a)	17,176	4,648,513
TOTAL CONSUMER DISCRETIONARY		8,514,842
Health Care - 0.8%
Health Care Equipment & Supplies - 0.8%
Intuitive Surgical Inc (a)	4,010	1,702,806
Industrials - 20.1%
Aerospace & Defense - 5.6%
Axon Enterprise Inc (a)	15,996	7,177,725
Beta Technologies Inc Class A (a)(b)	14,300	262,262
Rocket Lab Corp (a)	31,002	4,448,167
		11,888,154
Electrical Equipment - 5.7%
AMETEK Inc	13,925	3,144,961
Emerson Electric Co	34,795	5,004,217
Rockwell Automation Inc	8,409	3,792,964
		11,942,142
Ground Transportation - 1.7%
Uber Technologies Inc (a)	50,617	3,563,437
Machinery - 7.1%
Caterpillar Inc	4,111	3,600,702
Deere & Co	16,634	9,018,622
Symbotic Inc Class A (a)(b)	51,623	2,396,597
		15,015,921
TOTAL INDUSTRIALS		42,409,654
Information Technology - 20.2%
Electronic Equipment, Instruments & Components - 1.0%
Teledyne Technologies Inc (a)	3,403	2,109,281
Semiconductors & Semiconductor Equipment - 10.5%
NVIDIA Corp	46,012	9,714,974
Teradyne Inc	33,143	12,405,756
		22,120,730
Software - 8.7%
Autodesk Inc (a)	7,725	1,786,870
Manhattan Associates Inc (a)	7,949	1,192,747
Microsoft Corp	4,699	2,115,678
Octave Intelligence PLC depository receipt	33,631	573,320
Palantir Technologies Inc Class A (a)	42,308	6,622,895
PTC Inc (a)	21,673	3,006,695
Synopsys Inc (a)	6,486	3,084,871
		18,383,076
TOTAL INFORMATION TECHNOLOGY		42,613,087
TOTAL UNITED STATES		101,828,667
TOTAL COMMON STOCKS (Cost $143,369,064)		208,712,267

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $2,164,496)	3.67	2,164,063	2,164,496

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $145,533,560)	210,876,763
NET OTHER ASSETS (LIABILITIES) - 0.2%	355,992
NET ASSETS - 100.0%	211,232,755

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,711,389	12,593,758	12,140,770	42,333	119	-	2,164,496	2,164,063	0.0%
Fidelity Securities Lending Cash Central Fund	4,036,521	51,295,402	55,331,576	48,352	(347)	-	-	-	0.0%
Total	5,747,910	63,889,160	67,472,346	90,685	(228)	-	2,164,496

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	6,588,278	6,588,278	-	-
Consumer Discretionary	12,503,785	12,503,785	-	-
Health Care	1,702,806	1,702,806	-	-
Industrials	112,481,544	112,481,544	-	-
Information Technology	75,435,854	75,435,854	-	-

Money Market Funds	2,164,496	2,164,496	-	-
Total Investments in Securities:	210,876,763	210,876,763	-	-
Fidelity® Disruptive Automation ETF
Financial Statements
Statement of Assets and Liabilities
As of May 31, 2026
Assets
Investment in securities, at value (including securities loaned of $3,485,668) - See accompanying schedule:
Unaffiliated issuers (cost $143,369,064)	$208,712,267
Fidelity Central Funds (cost $2,164,496)	2,164,496

Total Investment in Securities (cost $145,533,560)		$210,876,763
Cash		14,919
Foreign currency held at value (cost $39,409)		39,410
Dividends receivable		199,529
Reclaims receivable		181,438
Distributions receivable from Fidelity Central Funds		6,235
Other receivables		11
Total assets		211,318,305
Liabilities
Accrued management fee	$85,550
Total liabilities		85,550
Net Assets		$211,232,755
Net Assets consist of:
Paid in capital		$148,880,823
Total accumulated earnings (loss)		62,351,932
Net Assets		$211,232,755
Net Asset Value, offering price and redemption price per share ($211,232,755 ÷ 5,305,492 shares)		$39.81
Statement of Operations
Year ended May 31, 2026
Investment Income
Dividends		$1,539,049
Income from Fidelity Central Funds (including $48,352 from security lending)		90,685
Security lending		749
Total income		1,630,483
Expenses
Management fee	$814,964
Independent trustees' fees and expenses	467
Total expenses before reductions	815,431
Expense reductions	(593)
Total expenses after reductions		814,838
Net Investment income (loss)		815,645
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	6,761,244
Fidelity Central Funds	(228)
Foreign currency transactions	(26,297)
Total net realized gain (loss)		6,734,719
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	47,447,422
Assets and liabilities in foreign currencies	(7,516)
Total change in net unrealized appreciation (depreciation)		47,439,906
Net gain (loss)		54,174,625
Net increase (decrease) in net assets resulting from operations		$54,990,270
Statement of Changes in Net Assets

	Year ended May 31, 2026	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$815,645	$531,612
Net realized gain (loss)	6,734,719	3,768,676
Change in net unrealized appreciation (depreciation)	47,439,906	6,661,970
Net increase (decrease) in net assets resulting from operations	54,990,270	10,962,258
Distributions to shareholders	(1,114,385)	(494,208)

Share transactions
Proceeds from sales of shares	36,859,330	19,814,724
Cost of shares redeemed	-	(13,260,059)

Net increase (decrease) in net assets resulting from share transactions	36,859,330	6,554,665
Total increase (decrease) in net assets	90,735,215	17,022,715

Net Assets
Beginning of period	120,497,540	103,474,825
End of period	$211,232,755	$120,497,540

Other Information
Shares
Sold	1,100,000	700,000
Redeemed	-	(500,000)
Net increase (decrease)	1,100,000	200,000

Financial Highlights
Fidelity® Disruptive Automation ETF

Years ended May 31,	2026	2025	2024 A	2023 A	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$28.65	$25.83	$24.80	$22.33	$27.34
Income from Investment Operations
Net investment income (loss) B,C	.17	.14	.10	.05	(.09)
Net realized and unrealized gain (loss)	11.22	2.81	1.07	2.42	(4.37)
Total from investment operations	11.39	2.95	1.17	2.47	(4.46)
Distributions from net investment income	(.23)	(.13)	(.14)	-	-
Distributions from net realized gain	-	-	-	-	(.55)
Total distributions	(.23)	(.13)	(.14)	-	(.55)
Net asset value, end of period	$39.81	$28.65	$25.83	$24.80	$22.33
Total Return D,E	39.99%	11.45%	4.76%	11.05%	(16.75)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.50%	.50%	.51%	.85%	1.00%
Expenses net of fee waivers, if any	.50%	.50%	.51%	.85%	1.00%
Expenses net of all reductions, if any	.50%	.50%	.50%	.85%	1.00%
Net investment income (loss)	.50%	.52%	.40%	.23%	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$211,233	$120,498	$103,475	$111,726	$36,333
Portfolio turnover rate H	15 % I	33% I	52% I	26% I	22%

APer share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization that occurred on June 9, 2023. All financial information prior to the reorganization is that of the predecessor fund, Fidelity Disruptive Automation Fund.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Disruptive Communications ETF
Schedule of Investments May 31, 2026
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
CANADA - 3.1%
Communication Services - 3.1%
Diversified Telecommunication Services - 3.1%
Quebecor Inc Class B	68,213	3,310,086
CHINA - 4.4%
Communication Services - 1.3%
Interactive Media & Services - 1.3%
Tencent Holdings Ltd	25,757	1,404,049
Consumer Discretionary - 3.1%
Broadline Retail - 3.1%
Alibaba Group Holding Ltd ADR	12,522	1,555,483
PDD Holdings Inc Class A ADR (a)	20,826	1,758,547
TOTAL CONSUMER DISCRETIONARY		3,314,030
TOTAL CHINA		4,718,079
KOREA (SOUTH) - 1.3%
Communication Services - 1.3%
Interactive Media & Services - 1.3%
NAVER Corp	8,623	1,337,298
NETHERLANDS - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
NXP Semiconductors NV	3,259	1,047,279
SINGAPORE - 2.7%
Consumer Discretionary - 2.7%
Broadline Retail - 2.7%
Sea Ltd Class A ADR (a)	32,293	2,923,485
TAIWAN - 10.8%
Information Technology - 10.8%
Semiconductors & Semiconductor Equipment - 10.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	27,640	11,565,958
UNITED STATES - 76.6%
Communication Services - 43.9%
Diversified Telecommunication Services - 0.9%
AST SpaceMobile Inc Class A (a)(b)	9,636	1,092,819
Entertainment - 18.9%
Liberty Media Corp-Liberty Formula One Class C (a)	18,640	1,692,326
Live Nation Entertainment Inc (a)(b)	12,138	2,044,161
Netflix Inc (a)	17,208	1,480,232
ROBLOX Corp Class A (a)	37,201	1,754,027
Roku Inc Class A (a)	31,730	4,130,611
Spotify Technology SA (a)	3,092	1,538,827
Take-Two Interactive Software Inc (a)	8,092	1,813,903
Walt Disney Co/The	15,203	1,548,121
Warner Bros Discovery Inc (a)	153,014	4,132,908
		20,135,116
Interactive Media & Services - 17.5%
Alphabet Inc Class A	24,836	9,446,124
Meta Platforms Inc Class A	10,429	6,596,447
Reddit Inc Class A (a)	14,685	2,584,560
		18,627,131
Media - 3.9%
EchoStar Corp Class A (a)(b)	20,609	2,662,477
Magnite Inc (a)	107,209	1,536,305
		4,198,782
Wireless Telecommunication Services - 2.7%
T-Mobile US Inc	15,151	2,841,267
TOTAL COMMUNICATION SERVICES		46,895,115
Consumer Discretionary - 5.4%
Broadline Retail - 5.4%
Amazon.com Inc (a)	21,358	5,780,329
Industrials - 1.7%
Construction & Engineering - 1.7%
Dycom Industries Inc (a)	3,503	1,786,530
Information Technology - 25.6%
Communications Equipment - 5.6%
Arista Networks Inc (a)	37,304	5,948,869
IT Services - 4.6%
Cloudflare Inc Class A (a)	8,780	2,123,180
Twilio Inc Class A (a)	14,657	2,794,210
		4,917,390
Semiconductors & Semiconductor Equipment - 5.6%
NVIDIA Corp	28,310	5,977,373
Software - 7.2%
AppLovin Corp Class A (a)	1,495	916,570
Cadence Design Systems Inc (a)	6,022	2,257,828
Microsoft Corp	2,589	1,165,671
ServiceNow Inc (a)	5,213	648,341
Synopsys Inc (a)	1,519	722,467
Unity Software Inc (a)	20,144	613,788
Zoom Communications Inc Class A (a)	13,336	1,354,804
		7,679,469
Technology Hardware, Storage & Peripherals - 2.6%
Apple Inc	8,851	2,762,043
TOTAL INFORMATION TECHNOLOGY		27,285,144
TOTAL UNITED STATES		81,747,118
TOTAL COMMON STOCKS (Cost $69,839,240)		106,649,303

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.67	20,955	20,960
Fidelity Securities Lending Cash Central Fund (c)(d)	3.67	1,987,486	1,987,684
TOTAL MONEY MARKET FUNDS (Cost $2,008,644)			2,008,644

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $71,847,884)	108,657,947
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(1,954,129)
NET ASSETS - 100.0%	106,703,818

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	662,012	3,255,033	3,896,059	10,825	(26)	-	20,960	20,955	0.0%
Fidelity Securities Lending Cash Central Fund	599,005	16,068,313	14,679,593	2,048	(41)	-	1,987,684	1,987,486	0.0%
Total	1,261,017	19,323,346	18,575,652	12,873	(67)	-	2,008,644

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	52,946,548	52,946,548	-	-
Consumer Discretionary	12,017,844	12,017,844	-	-
Industrials	1,786,530	1,786,530	-	-
Information Technology	39,898,381	39,898,381	-	-

Money Market Funds	2,008,644	2,008,644	-	-
Total Investments in Securities:	108,657,947	108,657,947	-	-
Fidelity® Disruptive Communications ETF
Financial Statements
Statement of Assets and Liabilities
As of May 31, 2026
Assets
Investment in securities, at value (including securities loaned of $3,044,362) - See accompanying schedule:
Unaffiliated issuers (cost $69,839,240)	$106,649,303
Fidelity Central Funds (cost $2,008,644)	2,008,644

Total Investment in Securities (cost $71,847,884)		$108,657,947
Cash		23,021
Foreign currency held at value (cost $226)		226
Dividends receivable		52,678
Distributions receivable from Fidelity Central Funds		544
Other receivables		511
Total assets		108,734,927
Liabilities
Accrued management fee	$43,384
Collateral on securities loaned	1,987,725
Total liabilities		2,031,109
Net Assets		$106,703,818
Net Assets consist of:
Paid in capital		$78,200,553
Total accumulated earnings (loss)		28,503,265
Net Assets		$106,703,818
Net Asset Value, offering price and redemption price per share ($106,703,818 ÷ 2,107,063 shares)		$50.64
Statement of Operations
Year ended May 31, 2026
Investment Income
Dividends		$338,611
Income from Fidelity Central Funds (including $2,048 from security lending)		12,873
Security lending		462
Total income		351,946
Expenses
Management fee	$479,885
Independent trustees' fees and expenses	284
Total expenses before reductions	480,169
Expense reductions	(452)
Total expenses after reductions		479,717
Net Investment income (loss)		(127,771)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(694,008)
Redemptions in-kind	1,828,019
Fidelity Central Funds	(67)
Foreign currency transactions	(83)
Total net realized gain (loss)		1,133,861
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	17,428,753
Assets and liabilities in foreign currencies	(36)
Total change in net unrealized appreciation (depreciation)		17,428,717
Net gain (loss)		18,562,578
Net increase (decrease) in net assets resulting from operations		$18,434,807
Statement of Changes in Net Assets

	Year ended May 31, 2026	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(127,771)	$41,178
Net realized gain (loss)	1,133,861	1,172,932
Change in net unrealized appreciation (depreciation)	17,428,717	8,398,571
Net increase (decrease) in net assets resulting from operations	18,434,807	9,612,681
Distributions to shareholders	(27,313)	(39,184)

Share transactions
Proceeds from sales of shares	23,632,806	12,035,863
Cost of shares redeemed	(4,395,375)	(3,545,746)

Net increase (decrease) in net assets resulting from share transactions	19,237,431	8,490,117
Total increase (decrease) in net assets	37,644,925	18,063,614

Net Assets
Beginning of period	69,058,893	50,995,279
End of period	$106,703,818	$69,058,893

Other Information
Shares
Sold	500,000	300,000
Redeemed	(100,000)	(100,000)
Net increase (decrease)	400,000	200,000

Financial Highlights
Fidelity® Disruptive Communications ETF

Years ended May 31,	2026	2025	2024 A	2023 A	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$40.45	$33.84	$24.44	$23.29	$34.12
Income from Investment Operations
Net investment income (loss) B,C	(.06)	.03	(.04)	(.10) D	(.26)
Net realized and unrealized gain (loss)	10.27	6.61	9.44	1.25	(8.93)
Total from investment operations	10.21	6.64	9.40	1.15	(9.19)
Distributions from net investment income	(.02)	(.03)	-	-	-
Distributions from net realized gain	-	-	-	-	(1.64)
Total distributions	(.02)	(.03)	-	-	(1.64)
Net asset value, end of period	$50.64	$40.45	$33.84	$24.44	$23.29
Total Return E,F	25.23%	19.63%	38.49%	4.91%	(28.39)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.50%	.50%	.51%	.79%	.99% I
Expenses net of fee waivers, if any	.50%	.50%	.50%	.79%	.99% I
Expenses net of all reductions, if any	.50%	.50%	.50%	.79%	.99% I
Net investment income (loss)	(.13)%	.07%	(.14)%	(.44)% D	(.81)%
Supplemental Data
Net assets, end of period (000 omitted)	$106,704	$69,059	$50,995	$37,981	$7,746
Portfolio turnover rate J	23 % K	23% K	35% K	31%	32%

APer share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization that occurred on June 9, 2023. All financial information prior to the reorganization is that of the predecessor fund, Fidelity Disruptive Communications Fund.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.53)%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Disruptive Finance ETF
Schedule of Investments May 31, 2026
Showing Percentage of Net Assets
Common Stocks - 98.8%
	Shares	Value ($)
BRAZIL - 2.6%
Consumer Discretionary - 0.8%
Broadline Retail - 0.8%
MercadoLibre Inc (a)	193	327,260
Financials - 1.8%
Banks - 1.8%
NU Holdings Ltd/Cayman Islands Class A (a)	56,865	746,638
TOTAL BRAZIL		1,073,898
CANADA - 1.1%
Financials - 1.1%
Insurance - 1.1%
Definity Financial Corp	9,705	464,959
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
Bullish (b)	3,506	122,393
ISRAEL - 0.9%
Financials - 0.9%
Capital Markets - 0.9%
Etoro Group Ltd Class A (a)	8,960	376,140
ITALY - 4.5%
Financials - 4.5%
Banks - 4.5%
FinecoBank Banca Fineco SpA	76,655	1,874,042
SINGAPORE - 5.7%
Financials - 5.7%
Banks - 5.7%
DBS Group Holdings Ltd	48,960	2,410,693
SPAIN - 4.8%
Financials - 4.8%
Banks - 4.8%
Bankinter SA	120,455	2,032,314
UNITED KINGDOM - 7.6%
Financials - 7.6%
Capital Markets - 2.6%
London Stock Exchange Group PLC	9,030	1,097,138
Financial Services - 1.3%
Wise Group PLC (United Kingdom)	42,306	532,132
Insurance - 3.7%
Hiscox Ltd	65,464	1,541,926
TOTAL UNITED KINGDOM		3,171,196
UNITED STATES - 71.3%
Financials - 64.3%
Banks - 1.2%
Pathward Financial Inc	6,030	495,907
Capital Markets - 22.9%
Ares Management Corp Class A	3,971	510,274
Blackrock Inc	2,376	2,487,387
Blue Owl Capital Inc Class A (b)	56,848	584,397
Cboe Global Markets Inc	3,310	1,104,084
Intercontinental Exchange Inc	8,290	1,225,677
MarketAxess Holdings Inc	1,957	254,487
MSCI Inc	783	494,371
Robinhood Markets Inc Class A (a)	11,000	1,037,300
Tradeweb Markets Inc Class A	5,120	513,280
Virtu Financial Inc Class A	12,655	634,648
Wealthfront Corp (a)(b)	62,600	764,972
		9,610,877
Consumer Finance - 7.5%
Ally Financial Inc	15,253	652,981
Capital One Financial Corp	11,966	2,248,770
Figure Technology Solutions Inc Class A	7,289	257,666
		3,159,417
Financial Services - 30.1%
Affirm Holdings Inc Class A (a)	10,075	742,024
Apollo Global Management Inc	14,389	1,852,009
Block Inc Class A (a)	22,848	1,730,051
Chime Financial Inc Class A (a)	62,534	1,163,132
Corpay Inc (a)	2,085	754,353
Mastercard Inc Class A	3,497	1,727,448
PennyMac Financial Services Inc	4,264	357,622
Remitly Global Inc (a)	34,000	680,680
Toast Inc Class A (a)	57,079	1,485,766
UWM Holdings Corp Class A	101,947	311,958
Visa Inc Class A	5,500	1,794,980
		12,600,023
Insurance - 2.6%
Baldwin Insurance Group Inc/The Class A (a)(b)	34,452	669,058
Neptune Insurance Holdings Inc Class A	15,700	440,699
		1,109,757
TOTAL FINANCIALS		26,975,981
Industrials - 4.1%
Professional Services - 4.1%
Equifax Inc	8,565	1,419,991
Verisk Analytics Inc	1,730	302,733
TOTAL INDUSTRIALS		1,722,724
Information Technology - 2.1%
Software - 2.1%
BILL Holdings Inc (a)(b)	5,385	199,353
BitMine Immersion Technologies Inc	16,575	319,400
Strategy Inc Class A (a)	2,177	346,339
TOTAL INFORMATION TECHNOLOGY		865,092
Real Estate - 0.8%
Residential REITs - 0.8%
American Homes 4 Rent Class A	10,792	346,207
TOTAL UNITED STATES		29,910,004
TOTAL COMMON STOCKS (Cost $34,013,991)		41,435,639

Money Market Funds - 3.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.67	447,833	447,923
Fidelity Securities Lending Cash Central Fund (c)(d)	3.67	843,275	843,360
TOTAL MONEY MARKET FUNDS (Cost $1,291,283)			1,291,283

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $35,305,274)	42,726,922
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(788,403)
NET ASSETS - 100.0%	41,938,519

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,254,030	1,890,512	2,696,619	8,211	-	-	447,923	447,833	0.0%
Fidelity Securities Lending Cash Central Fund	1,075,500	37,126,205	37,358,530	7,334	185	-	843,360	843,275	0.0%
Total	2,329,530	39,016,717	40,055,149	15,545	185	-	1,291,283

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	327,260	327,260	-	-
Financials	38,174,356	38,174,356	-	-
Industrials	1,722,724	1,722,724	-	-
Information Technology	865,092	865,092	-	-
Real Estate	346,207	346,207	-	-

Money Market Funds	1,291,283	1,291,283	-	-
Total Investments in Securities:	42,726,922	42,726,922	-	-
Fidelity® Disruptive Finance ETF
Financial Statements
Statement of Assets and Liabilities
As of May 31, 2026
Assets
Investment in securities, at value (including securities loaned of $2,006,263) - See accompanying schedule:
Unaffiliated issuers (cost $34,013,991)	$41,435,639
Fidelity Central Funds (cost $1,291,283)	1,291,283

Total Investment in Securities (cost $35,305,274)		$42,726,922
Cash		24,047
Foreign currency held at value (cost $17)		17
Dividends receivable		46,409
Distributions receivable from Fidelity Central Funds		1,412
Other receivables		256
Total assets		42,799,063
Liabilities
Accrued management fee	$17,369
Collateral on securities loaned	843,175
Total liabilities		860,544
Net Assets		$41,938,519
Net Assets consist of:
Paid in capital		$42,725,582
Total accumulated earnings (loss)		(787,063)
Net Assets		$41,938,519
Net Asset Value, offering price and redemption price per share ($41,938,519 ÷ 1,244,580 shares)		$33.70
Statement of Operations
Year ended May 31, 2026
Investment Income
Dividends		$600,293
Income from Fidelity Central Funds (including $7,334 from security lending)		15,545
Security lending		332
Total income		616,170
Expenses
Management fee	$236,402
Independent trustees' fees and expenses	157
Total expenses before reductions	236,559
Expense reductions	(828)
Total expenses after reductions		235,731
Net Investment income (loss)		380,439
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	237,244
Redemptions in-kind	3,360,824
Fidelity Central Funds	185
Foreign currency transactions	3,152
Total net realized gain (loss)		3,601,405
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(8,261,399)
Assets and liabilities in foreign currencies	(209)
Total change in net unrealized appreciation (depreciation)		(8,261,608)
Net gain (loss)		(4,660,203)
Net increase (decrease) in net assets resulting from operations		$(4,279,764)
Statement of Changes in Net Assets

	Year ended May 31, 2026	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$380,439	$321,784
Net realized gain (loss)	3,601,405	(292,608)
Change in net unrealized appreciation (depreciation)	(8,261,608)	9,608,485
Net increase (decrease) in net assets resulting from operations	(4,279,764)	9,637,661
Distributions to shareholders	(451,799)	(352,658)

Share transactions
Proceeds from sales of shares	3,758,197	7,537,055
Cost of shares redeemed	(10,892,236)	(6,231,005)

Net increase (decrease) in net assets resulting from share transactions	(7,134,039)	1,306,050
Total increase (decrease) in net assets	(11,865,602)	10,591,053

Net Assets
Beginning of period	53,804,121	43,213,068
End of period	$41,938,519	$53,804,121

Other Information
Shares
Sold	100,000	200,000
Redeemed	(300,000)	(200,000)
Net increase (decrease)	(200,000)	-

Financial Highlights
Fidelity® Disruptive Finance ETF

Years ended May 31,	2026	2025	2024 A	2023 A	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$37.25	$29.91	$24.23	$29.04	$34.73
Income from Investment Operations
Net investment income (loss) B,C	.29	.24	.23	.12	.04
Net realized and unrealized gain (loss)	(3.52)	7.37	5.70	(3.38)	(5.10)
Total from investment operations	(3.23)	7.61	5.93	(3.26)	(5.06)
Distributions from net investment income	(.32)	(.27)	(.25)	-	(.08)
Distributions from net realized gain	-	-	-	(1.55)	(.55)
Total distributions	(.32)	(.27)	(.25)	(1.55)	(.63)
Net asset value, end of period	$33.70	$37.25	$29.91	$24.23	$29.04
Total Return D,E	(8.71) %	25.56%	24.62%	(11.46)%	(14.88)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.50%	.50%	.51%	.86%	1.00%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.86%	1.00%
Expenses net of all reductions, if any	.50%	.50%	.50%	.86%	1.00%
Net investment income (loss)	.80%	.71%	.84%	.48%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$41,939	$53,804	$43,213	$40,820	$18,486
Portfolio turnover rate H	26 % I	22% I	34% I	22%	43%

APer share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization that occurred on June 9, 2023. All financial information prior to the reorganization is that of the predecessor fund, Fidelity Disruptive Finance Fund.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Disruptive Medicine ETF
Schedule of Investments May 31, 2026
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
BELGIUM - 4.7%
Health Care - 4.7%
Pharmaceuticals - 4.7%
UCB SA	6,605	1,939,115
CANADA - 1.9%
Health Care - 1.9%
Biotechnology - 1.9%
Xenon Pharmaceuticals Inc (a)	14,366	786,251
CHINA - 0.7%
Health Care - 0.7%
Biotechnology - 0.7%
Zai Lab Ltd ADR (a)	15,273	270,179
DENMARK - 2.1%
Health Care - 2.1%
Biotechnology - 2.1%
Ascendis Pharma A/S (a)	3,865	866,185
FRANCE - 1.8%
Health Care - 1.8%
Life Sciences Tools & Services - 1.8%
Sartorius Stedim Biotech	3,633	754,704
NETHERLANDS - 3.7%
Health Care - 3.7%
Biotechnology - 3.7%
Argenx SE ADR (a)	1,365	1,141,126
Newamsterdam Pharma Co NV (a)(b)	11,122	374,589

TOTAL NETHERLANDS		1,515,715
SWITZERLAND - 1.2%
Health Care - 1.2%
Life Sciences Tools & Services - 1.2%
Lonza Group AG	780	500,047
UNITED STATES - 83.6%
Health Care - 83.6%
Biotechnology - 35.0%
Alnylam Pharmaceuticals Inc (a)	3,791	1,144,806
Caris Life Sciences Inc (a)(b)	41,991	702,090
Cogent Biosciences Inc (a)	33,428	1,168,643
Cytokinetics Inc (a)(b)	8,262	634,191
CytomX Therapeutics Inc (a)(b)	112,069	403,448
Disc Medicine Inc (a)(b)	6,926	481,842
Insmed Inc (a)	6,875	735,006
Janux Therapeutics Inc (a)	11,754	171,491
Kiniksa Pharmaceuticals International Plc Class A (a)	12,000	580,560
Kymera Therapeutics Inc (a)(b)	10,000	814,200
Legend Biotech Corp ADR (a)	34,614	940,116
Mirum Pharmaceuticals Inc (a)	2,191	222,387
Moderna Inc (a)	18,282	862,728
Natera Inc (a)	2,615	584,113
Nuvalent Inc Class A (a)	4,504	497,197
Olema Pharmaceuticals Inc (a)(b)	11,250	148,388
Oruka Therapeutics Inc (a)	1,000	58,530
Relay Therapeutics Inc (a)	12,996	182,594
Revolution Medicines Inc (a)	4,504	709,290
Roivant Sciences Ltd (a)	11,250	337,388
Spyre Therapeutics Inc (a)	300	22,049
Stoke Therapeutics Inc (a)	15,670	484,360
Upstream Bio Inc (a)(b)	24,900	208,164
Vaxcyte Inc (a)	14,071	723,249
Veracyte Inc (a)(b)	13,621	631,197
Viking Therapeutics Inc (a)	5,422	177,516
Viridian Therapeutics Inc (a)(b)	31,100	547,982
Zenas Biopharma Inc (a)(b)	9,817	180,633
		14,354,158
Health Care Equipment & Supplies - 13.7%
Align Technology Inc (a)	1,863	325,932
Boston Scientific Corp (a)	12,185	588,657
Dexcom Inc (a)	6,533	481,743
Edwards Lifesciences Corp (a)	10,000	864,701
Insulet Corp (a)	3,112	451,053
Intuitive Surgical Inc (a)	2,816	1,195,787
iRhythm Technologies Inc (a)	3,471	395,347
Kestra Medical Technologies Ltd (a)(b)	18,400	391,184
Outset Medical Inc (a)	34,000	166,260
Procept Biorobotics Corp (a)(b)	6,656	175,252
Stryker Corp	1,832	558,925
		5,594,841
Health Care Providers & Services - 12.2%
Alignment Healthcare Inc (a)	33,378	511,351
BrightSpring Health Services Inc (a)	10,187	628,334
Guardant Health Inc (a)	4,375	567,394
LifeStance Health Group Inc (a)	227,100	1,750,941
Privia Health Group Inc (a)(b)	28,119	604,840
UnitedHealth Group Inc	2,424	921,871
		4,984,731
Health Care Technology - 4.6%
HeartFlow Inc (a)(b)	24,994	774,314
Veeva Systems Inc Class A (a)	4,188	730,136
Waystar Holding Corp (a)(b)	20,187	401,923
		1,906,373
Life Sciences Tools & Services - 11.1%
10X Genomics Inc Class A (a)	45,000	1,273,725
Bio-Techne Corp	17,786	919,180
Danaher Corp	7,675	1,401,992
Repligen Corp (a)	2,485	308,016
Thermo Fisher Scientific Inc	1,276	628,443
		4,531,356
Pharmaceuticals - 7.0%
Amylyx Pharmaceuticals Inc (a)	23,554	338,000
Axsome Therapeutics Inc (a)	2,752	645,289
Crinetics Pharmaceuticals Inc (a)	19,000	675,450
Eli Lilly & Co	395	436,475
Enliven Therapeutics Inc (a)	10,703	423,518
MBX Biosciences Inc (a)	5,128	161,377
Structure Therapeutics Inc ADR (a)	4,628	182,066
		2,862,175
TOTAL UNITED STATES		34,233,634
TOTAL COMMON STOCKS (Cost $35,702,574)		40,865,830

Money Market Funds - 10.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.67	118,650	118,673
Fidelity Securities Lending Cash Central Fund (c)(d)	3.67	4,258,497	4,258,924
TOTAL MONEY MARKET FUNDS (Cost $4,377,597)			4,377,597

TOTAL INVESTMENT IN SECURITIES - 110.4% (Cost $40,080,171)	45,243,427
NET OTHER ASSETS (LIABILITIES) - (10.4)%	(4,266,984)
NET ASSETS - 100.0%	40,976,443

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	316,059	5,962,015	6,159,247	12,994	(154)	-	118,673	118,650	0.0%
Fidelity Securities Lending Cash Central Fund	2,691,268	36,881,165	35,313,363	6,544	(146)	-	4,258,924	4,258,497	0.0%
Total	3,007,327	42,843,180	41,472,610	19,538	(300)	-	4,377,597

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Health Care	40,865,830	40,865,830	-	-

Money Market Funds	4,377,597	4,377,597	-	-
Total Investments in Securities:	45,243,427	45,243,427	-	-
Fidelity® Disruptive Medicine ETF
Financial Statements
Statement of Assets and Liabilities
As of May 31, 2026
Assets
Investment in securities, at value (including securities loaned of $4,753,640) - See accompanying schedule:
Unaffiliated issuers (cost $35,702,574)	$40,865,830
Fidelity Central Funds (cost $4,377,597)	4,377,597

Total Investment in Securities (cost $40,080,171)		$45,243,427
Foreign currency held at value (cost $63)		63
Dividends receivable		10,009
Distributions receivable from Fidelity Central Funds		1,252
Other receivables		411
Total assets		45,255,162
Liabilities
Accrued management fee	$19,649
Collateral on securities loaned	4,259,070
Total liabilities		4,278,719
Net Assets		$40,976,443
Net Assets consist of:
Paid in capital		$49,763,150
Total accumulated earnings (loss)		(8,786,707)
Net Assets		$40,976,443
Net Asset Value, offering price and redemption price per share ($40,976,443 ÷ 1,623,806 shares)		$25.23
Statement of Operations
Year ended May 31, 2026
Investment Income
Dividends		$87,679
Income from Fidelity Central Funds (including $6,544 from security lending)		19,538
Security lending		154
Total income		107,371
Expenses
Management fee	$284,909
Independent trustees' fees and expenses	179
Total expenses before reductions	285,088
Expense reductions	(277)
Total expenses after reductions		284,811
Net Investment income (loss)		(177,440)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	567,182
Redemptions in-kind	3,319,274
Fidelity Central Funds	(300)
Foreign currency transactions	(1,144)
Total net realized gain (loss)		3,885,012
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(91,095)
Assets and liabilities in foreign currencies	(7,343)
Total change in net unrealized appreciation (depreciation)		(98,438)
Net gain (loss)		3,786,574
Net increase (decrease) in net assets resulting from operations		$3,609,134
Statement of Changes in Net Assets

	Year ended May 31, 2026	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(177,440)	$(123,385)
Net realized gain (loss)	3,885,012	(2,831,066)
Change in net unrealized appreciation (depreciation)	(98,438)	2,878,344
Net increase (decrease) in net assets resulting from operations	3,609,134	(76,107)
Distributions to shareholders	-	(239,990)

Share transactions
Proceeds from sales of shares	5,115,895	-
Cost of shares redeemed	(17,357,612)	-

Net increase (decrease) in net assets resulting from share transactions	(12,241,717)	-
Total increase (decrease) in net assets	(8,632,583)	(316,097)

Net Assets
Beginning of period	49,609,026	49,925,123
End of period	$40,976,443	$49,609,026

Other Information
Shares
Sold	200,000	-
Redeemed	(700,000)	-
Net increase (decrease)	(500,000)	-

Financial Highlights
Fidelity® Disruptive Medicine ETF

Years ended May 31,	2026	2025	2024 A	2023 A	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$23.36	$23.51	$24.36	$22.08	$28.82
Income from Investment Operations
Net investment income (loss) B,C	(.08)	(.06)	(.03)	(.11)	(.20)
Net realized and unrealized gain (loss)	1.95	.02	(.82)	2.39	(6.25)
Total from investment operations	1.87	(.04)	(.85)	2.28	(6.45)
Distributions from net investment income	-	(.11)	-	-	-
Distributions from net realized gain	-	-	-	-	(.29)
Total distributions	-	(.11)	-	-	(.29)
Net asset value, end of period	$25.23	$23.36	$23.51	$24.36	$22.08
Total Return D,E	8.04%	(.19)%	(3.50)%	10.34%	(22.68)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.50%	.50%	.51%	.84%	1.00%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.84%	1.00%
Expenses net of all reductions, if any	.50%	.50%	.50%	.84%	1.00%
Net investment income (loss)	(.31)%	(.23)%	(.14)%	(.51)%	(.70)%
Supplemental Data
Net assets, end of period (000 omitted)	$40,976	$49,609	$49,925	$43,197	$11,027
Portfolio turnover rate H	49 % I	30%	33% I	39%	47%

APer share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization that occurred on June 9, 2023. All financial information prior to the reorganization is that of the predecessor fund, Fidelity Disruptive Medicine Fund.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Disruptive Technology ETF
Schedule of Investments May 31, 2026
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
CANADA - 4.0%
Information Technology - 4.0%
Electronic Equipment, Instruments & Components - 1.1%
Celestica Inc (a)	7,149	2,763,927
IT Services - 2.9%
Shopify Inc Class A (United States) (a)	62,737	7,447,510
TOTAL CANADA		10,211,437
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Montage Technology Co Ltd H Shares	4,648	237,237
GERMANY - 1.2%
Information Technology - 1.2%
Software - 1.2%
SAP SE	17,412	3,153,231
ISRAEL - 0.9%
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
Global-e Online Ltd (a)	76,451	2,342,459
JAPAN - 2.4%
Information Technology - 2.4%
Semiconductors & Semiconductor Equipment - 2.4%
Advantest Corp	24,420	4,012,629
Disco Corp	5,456	2,229,812

TOTAL JAPAN		6,242,441
NETHERLANDS - 3.7%
Information Technology - 3.7%
Semiconductors & Semiconductor Equipment - 3.7%
BE Semiconductor Industries NV	17,475	5,796,880
NXP Semiconductors NV	11,502	3,696,167

TOTAL NETHERLANDS		9,493,047
TAIWAN - 12.9%
Industrials - 0.5%
Electrical Equipment - 0.5%
Bizlink Holding Inc	20,000	1,327,433
Information Technology - 12.4%
Semiconductors & Semiconductor Equipment - 12.4%
MediaTek Inc	86,601	11,881,655
Silicon Motion Technology Corp ADR	16,300	4,512,981
Taiwan Semiconductor Manufacturing Co Ltd ADR	36,959	15,465,494
TOTAL INFORMATION TECHNOLOGY		31,860,130
TOTAL TAIWAN		33,187,563
UNITED STATES - 74.5%
Communication Services - 7.4%
Interactive Media & Services - 6.5%
Alphabet Inc Class C	25,077	9,439,735
Meta Platforms Inc Class A	11,576	7,321,936
		16,761,671
Media - 0.9%
Magnite Inc (a)	167,699	2,403,127
TOTAL COMMUNICATION SERVICES		19,164,798
Consumer Discretionary - 4.7%
Broadline Retail - 4.0%
Amazon.com Inc (a)	38,159	10,327,352
Hotels, Restaurants & Leisure - 0.7%
Airbnb Inc Class A (a)	12,879	1,716,899
TOTAL CONSUMER DISCRETIONARY		12,044,251
Information Technology - 62.4%
Communications Equipment - 1.8%
Arista Networks Inc (a)	28,903	4,609,161
Electronic Equipment, Instruments & Components - 5.3%
Coherent Corp (a)	26,729	9,661,732
Corning Inc	22,571	4,088,962
		13,750,694
IT Services - 5.2%
Cloudflare Inc Class A (a)	21,843	5,282,074
IBM Corporation	9,479	2,822,846
Twilio Inc Class A (a)	28,217	5,379,289
		13,484,209
Semiconductors & Semiconductor Equipment - 24.2%
Broadcom Inc	4,544	2,030,123
Marvell Technology Inc	101,372	20,781,260
Micron Technology Inc	24,860	24,139,061
Monolithic Power Systems Inc	2,144	3,357,954
NVIDIA Corp	56,449	11,918,642
		62,227,040
Software - 16.7%
Crowdstrike Holdings Inc Class A (a)	4,364	3,190,084
Datadog Inc Class A (a)	25,396	6,281,701
Intuit Inc	3,904	1,294,293
Microsoft Corp	21,702	9,771,109
Palantir Technologies Inc Class A (a)	47,260	7,398,080
Palo Alto Networks Inc (a)	33,599	9,464,502
Synopsys Inc (a)	11,655	5,543,351
		42,943,120
Technology Hardware, Storage & Peripherals - 9.2%
Apple Inc	9,811	3,061,620
Seagate Technology Holdings PLC	11,847	10,422,991
Western Digital Corp	19,405	10,308,130
		23,792,741
TOTAL INFORMATION TECHNOLOGY		160,806,965
TOTAL UNITED STATES		192,016,014
TOTAL COMMON STOCKS (Cost $134,419,988)		256,883,429

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $692,472)	3.67	692,334	692,472

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $135,112,460)	257,575,901
NET OTHER ASSETS (LIABILITIES) - 0.1%	273,969
NET ASSETS - 100.0%	257,849,870

Legend

(a)	Non-income producing.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,252,612	6,628,665	9,188,803	13,159	(2)	-	692,472	692,334	0.0%
Fidelity Securities Lending Cash Central Fund	-	13,197,158	13,197,158	158	-	-	-	-	0.0%
Total	3,252,612	19,825,823	22,385,961	13,317	(2)	-	692,472

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	19,164,798	19,164,798	-	-
Consumer Discretionary	14,386,710	14,386,710	-	-
Industrials	1,327,433	1,327,433	-	-
Information Technology	222,004,488	222,004,488	-	-

Money Market Funds	692,472	692,472	-	-
Total Investments in Securities:	257,575,901	257,575,901	-	-
Fidelity® Disruptive Technology ETF
Financial Statements
Statement of Assets and Liabilities
As of May 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $134,419,988)	$256,883,429
Fidelity Central Funds (cost $692,472)	692,472

Total Investment in Securities (cost $135,112,460)		$257,575,901
Foreign currency held at value (cost $914)		910
Receivable for investments sold		298,980
Dividends receivable		68,930
Distributions receivable from Fidelity Central Funds		1,386
Other receivables		642
Total assets		257,946,749
Liabilities
Accrued management fee	$96,879
Total liabilities		96,879
Net Assets		$257,849,870
Net Assets consist of:
Paid in capital		$159,693,076
Total accumulated earnings (loss)		98,156,794
Net Assets		$257,849,870
Net Asset Value, offering price and redemption price per share ($257,849,870 ÷ 4,788,469 shares)		$53.85
Statement of Operations
Year ended May 31, 2026
Investment Income
Dividends		$685,763
Income from Fidelity Central Funds (including $158 from security lending)		13,317
Security lending		39
Total income		699,119
Expenses
Management fee	$963,251
Independent trustees' fees and expenses	589
Total expenses before reductions	963,840
Expense reductions	(644)
Total expenses after reductions		963,196
Net Investment income (loss)		(264,077)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	8,350,725
Redemptions in-kind	3,209,473
Fidelity Central Funds	(2)
Foreign currency transactions	(6,889)
Total net realized gain (loss)		11,553,307
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	75,282,836
Assets and liabilities in foreign currencies	(1,548)
Total change in net unrealized appreciation (depreciation)		75,281,288
Net gain (loss)		86,834,595
Net increase (decrease) in net assets resulting from operations		$86,570,518
Statement of Changes in Net Assets

	Year ended May 31, 2026	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(264,077)	$(103,402)
Net realized gain (loss)	11,553,307	750,408
Change in net unrealized appreciation (depreciation)	75,281,288	20,563,028
Net increase (decrease) in net assets resulting from operations	86,570,518	21,210,034
Distributions to shareholders	(9,377)	-

Share transactions
Proceeds from sales of shares	9,187,876	7,407,195
Cost of shares redeemed	(7,781,296)	(6,812,611)

Net increase (decrease) in net assets resulting from share transactions	1,406,580	594,584
Total increase (decrease) in net assets	87,967,721	21,804,618

Net Assets
Beginning of period	169,882,149	148,077,531
End of period	$257,849,870	$169,882,149

Other Information
Shares
Sold	200,000	200,000
Redeemed	(200,000)	(200,000)

Financial Highlights
Fidelity® Disruptive Technology ETF

Years ended May 31,	2026	2025	2024 A	2023 A	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$35.48	$30.92	$24.32	$21.70	$33.25
Income from Investment Operations
Net investment income (loss) B,C	(.06)	(.02)	(.04)	(.09) D	(.26)
Net realized and unrealized gain (loss)	18.43	4.58	6.64	2.97	(10.79)
Total from investment operations	18.37	4.56	6.60	2.88	(11.05)
Distributions from net investment income	- E	-	-	-	-
Distributions from net realized gain	-	-	-	(.26)	(.50)
Total distributions	-	-	-	(.26)	(.50)
Net asset value, end of period	$53.85	$35.48	$30.92	$24.32	$21.70
Total Return F,G	51.79%	14.72%	27.13%	13.45%	(33.85)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.50%	.50%	.51%	.87%	.99% J
Expenses net of fee waivers, if any	.50%	.50%	.50%	.87%	.99% J
Expenses net of all reductions, if any	.50%	.50%	.50%	.87%	.99% J
Net investment income (loss)	(.14)%	(.06)%	(.14)%	(.42)% D	(.78)%
Supplemental Data
Net assets, end of period (000 omitted)	$257,850	$169,882	$148,078	$101,545	$34,802
Portfolio turnover rate K	44 % L	37% L	25% L	28%	33%

APer share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization that occurred on June 9, 2023. All financial information prior to the reorganization is that of the predecessor fund, Fidelity Disruptive Technology Fund.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.47)%.
EAmount represents less than $.005 per share.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GBased on net asset value.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended May 31, 2026

1. Organization.
Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF and Fidelity Disruptive Technology ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Each Fund, with the exception of Fidelity Disruptive Medicine ETF, is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with each Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2026 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Nasdaq Stock Market and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2026, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Funds and is not distributed to shareholders of the Funds. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Disruptive Automation ETF	145,718,643	75,472,901	(10,314,781)	65,158,120
Fidelity Disruptive Communications ETF	71,939,892	42,628,628	(5,910,573)	36,718,055
Fidelity Disruptive Finance ETF	35,306,783	11,548,211	(4,128,072)	7,420,139
Fidelity Disruptive Medicine ETF	40,517,029	9,760,777	(5,034,379)	4,726,398
Fidelity Disruptive Technology ETF	135,214,834	125,106,597	(2,745,530)	122,361,067

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Disruptive Automation ETF	-	(2,600,010)	65,161,755
Fidelity Disruptive Communications ETF	-	(8,147,191)	36,717,882
Fidelity Disruptive Finance ETF	87,652	(8,294,863)	7,420,147
Fidelity Disruptive Medicine ETF	-	(13,465,950)	4,726,467
Fidelity Disruptive Technology ETF	-	(24,155,112)	122,358,963

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Disruptive Automation ETF	-	(2,600,010)	(2,600,010)
Fidelity Disruptive Communications ETF	(5,399,948)	(2,747,243)	(8,147,191)
Fidelity Disruptive Finance ETF	(4,795,168)	(3,499,695)	(8,294,863)
Fidelity Disruptive Medicine ETF	(7,852,600)	(5,613,350)	(13,465,950)
Fidelity Disruptive Technology ETF	(4,989,850)	(19,165,262)	(24,155,112)

Certain of the Funds intend to elect to defer to the next fiscal year ordinary losses recognized during the period January 1, 2026 to May 31, 2026. Loss deferrals were as follows:
Ordinary losses ($)
Fidelity Disruptive Automation ETF	(209,814)
Fidelity Disruptive Communications ETF	(67,425)
Fidelity Disruptive Medicine ETF	(47,224)
Fidelity Disruptive Technology ETF	(47,057)

The tax character of distributions paid was as follows:

May 31, 2026
Ordinary Income ($)
Fidelity Disruptive Automation ETF	1,114,385
Fidelity Disruptive Communications ETF	27,313
Fidelity Disruptive Finance ETF	451,799
Fidelity Disruptive Technology ETF	9,377

May 31, 2025
Ordinary Income ($)
Fidelity Disruptive Automation ETF	494,208
Fidelity Disruptive Communications ETF	39,184
Fidelity Disruptive Finance ETF	352,658
Fidelity Disruptive Medicine ETF	239,990
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Disruptive Automation ETF	29,022,671	23,834,460
Fidelity Disruptive Communications ETF	23,007,010	21,982,915
Fidelity Disruptive Finance ETF	12,051,583	12,714,144
Fidelity Disruptive Medicine ETF	27,435,459	30,168,658
Fidelity Disruptive Technology ETF	86,297,918	84,347,747

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Disruptive Automation ETF	30,820,169	-
Fidelity Disruptive Communications ETF	22,488,315	3,802,147
Fidelity Disruptive Finance ETF	3,340,426	8,994,150
Fidelity Disruptive Medicine ETF	4,029,789	13,534,032
Fidelity Disruptive Technology ETF	8,438,961	6,905,852
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Fee Rate
Fidelity Disruptive Automation ETF	.50%
Fidelity Disruptive Communications ETF	.50%
Fidelity Disruptive Finance ETF	.50%
Fidelity Disruptive Medicine ETF	.50%
Fidelity Disruptive Technology ETF	.50%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Disruptive Automation ETF	453
Fidelity Disruptive Communications ETF	293
Fidelity Disruptive Finance ETF	303
Fidelity Disruptive Medicine ETF	580
Fidelity Disruptive Technology ETF	483

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Disruptive Automation ETF	45,207	-	-
Fidelity Disruptive Communications ETF	1,650,686	6,439	(1,909)
Fidelity Disruptive Finance ETF	1,212,580	-	-
Fidelity Disruptive Medicine ETF	1,336,336	666,563	186,612
Fidelity Disruptive Technology ETF	5,806,047	3,129,392	296,141
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Disruptive Automation ETF	5,082	64	-
Fidelity Disruptive Communications ETF	267	-	-
Fidelity Disruptive Finance ETF	808	-	-
Fidelity Disruptive Medicine ETF	651	37	-
Fidelity Disruptive Technology ETF	22	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Disruptive Automation ETF	3,743,134
Fidelity Disruptive Communications ETF	1,317,091
Fidelity Disruptive Finance ETF	1,190,432
Fidelity Disruptive Medicine ETF	667,444
7. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Disruptive Automation ETF	593
Fidelity Disruptive Communications ETF	452
Fidelity Disruptive Finance ETF	828
Fidelity Disruptive Medicine ETF	277
Fidelity Disruptive Technology ETF	644
8. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Covington Trust and Shareholders of Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF, and Fidelity Disruptive Technology ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF, and Fidelity Disruptive Technology ETF (five of the funds constituting Fidelity Covington Trust, hereafter collectively referred to as the "Funds") as of May 31, 2026, the related statements of operations for the year ended May 31, 2026, the statements of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2026 and each of the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 14, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Disruptive Automation ETF
June 2025	15%
September 2025	20%
December 2025	20%
March 2026	79%
Fidelity Disruptive Communications ETF
June 2025	100%
Fidelity Disruptive Finance ETF
June 2025	63%
September 2025	82%
December 2025	82%
March 2026	100%
Fidelity Disruptive Technology ETF
June 2025	100%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Disruptive Automation ETF
June 2025	78.55%
September 2025	72.15%
December 2025	72.15%
March 2026	100%
Fidelity Disruptive Communications ETF
June 2025	100%
Fidelity Disruptive Finance ETF
June 2025	100%
September 2025	100%
December 2025	100%
March 2026	100%
Fidelity Disruptive Technology ETF
June 2025	100%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Disruptive Automation ETF	$23,491
Fidelity Disruptive Finance ETF	$2,259

The funds will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Disruptive Automation ETF
Fidelity Disruptive Communications ETF
Fidelity Disruptive Finance ETF
Fidelity Disruptive Medicine ETF
Fidelity Disruptive Technology ETF

At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for each fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the funds' Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of each fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under each fund's Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board also considered that since its last approval of each fund's Advisory Contracts, FMR had provided additional information on each fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of each fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that each fund's management fee structure is fair and reasonable, and that the continuation of the funds' Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.9907221.102
DRA-ANN-0726
Fidelity® Disruptors ETF

Annual Report
May 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Disruptors ETF
Schedule of Investments May 31, 2026
Showing Percentage of Net Assets
Domestic Equity Funds - 78.5%
	Shares	Value ($)
Fidelity Disruptive Communications ETF (a)	450,320	22,833,466
Fidelity Disruptive Finance ETF (a)	490,456	16,474,422
Fidelity Disruptive Medicine ETF (a)	706,946	17,790,301
Fidelity Disruptive Technology ETF (a)(b)	492,537	26,596,992
TOTAL DOMESTIC EQUITY FUNDS (Cost $54,821,610)		83,695,181

International Equity Funds - 21.4%
	Shares	Value ($)
Fidelity Disruptive Automation ETF (a) (Cost $11,995,076)	572,993	22,839,488

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.67	112,999	113,021
Fidelity Securities Lending Cash Central Fund (c)(d)	3.67	337,866	337,900
TOTAL MONEY MARKET FUNDS (Cost $450,921)			450,921

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $67,267,607)	106,985,590
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(334,601)
NET ASSETS - 100.0%	106,650,989

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Affiliated fund.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	299,602	2,307,728	2,494,310	3,597	1	-	113,021	112,999	0.0%
Fidelity Securities Lending Cash Central Fund	-	16,307,113	15,969,216	15,173	3	-	337,900	337,866	0.0%
Total	299,602	18,614,841	18,463,526	18,770	4	-	450,921

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Disruptive Automation ETF	16,977,054	-	709,410	139,000	336,206	6,235,638	22,839,488	572,993
Fidelity Disruptive Communications ETF	19,002,280	-	815,706	7,502	365,148	4,281,744	22,833,466	450,320
Fidelity Disruptive Finance ETF	18,992,302	-	562,227	164,230	146,856	(2,102,509)	16,474,422	490,456
Fidelity Disruptive Medicine ETF	17,143,868	-	640,509	-	33,294	1,253,648	17,790,301	706,946
Fidelity Disruptive Technology ETF	18,111,980	-	680,001	1,021	301,441	8,863,572	26,596,992	492,537
	90,227,484	-	3,407,853	311,753	1,182,945	18,532,093	106,534,669

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	83,695,181	83,695,181	-	-

International Equity Funds	22,839,488	22,839,488	-	-

Money Market Funds	450,921	450,921	-	-
Total Investments in Securities:	106,985,590	106,985,590	-	-
Financial Statements
Statement of Assets and Liabilities
As of May 31, 2026
Assets
Investment in securities, at value (including securities loaned of $334,800) - See accompanying schedule:
Fidelity Central Funds (cost $450,921)	$450,921
Other affiliated issuers (cost $66,816,686)	106,534,669

Total Investment in Securities (cost $67,267,607)		$106,985,590
Cash		1,660
Distributions receivable from Fidelity Central Funds		1,639
Total assets		106,988,889
Liabilities
Collateral on securities loaned	$337,900
Total liabilities		337,900
Net Assets		$106,650,989
Net Assets consist of:
Paid in capital		$81,506,953
Total accumulated earnings (loss)		25,144,036
Net Assets		$106,650,989
Net Asset Value, offering price and redemption price per share ($106,650,989 ÷ 2,725,062 shares)		$39.14
Statement of Operations
Year ended May 31, 2026
Investment Income
Dividends:
Affiliated issuers		$311,753
Income from Fidelity Central Funds (including $15,173 from security lending)		18,770
Total income		330,523
Expenses
Independent trustees' fees and expenses	$308
Total expenses before reductions	308
Expense reductions	(237)
Total expenses after reductions		71
Net Investment income (loss)		330,452
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	17
Redemptions in-kind	1,143,865
Fidelity Central Funds	4
Other affiliated issuers	39,080
Total net realized gain (loss)		1,182,966
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	18,532,093
Total change in net unrealized appreciation (depreciation)		18,532,093
Net gain (loss)		19,715,059
Net increase (decrease) in net assets resulting from operations		$20,045,511
Statement of Changes in Net Assets

	Year ended May 31, 2026	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$330,452	$422,380
Net realized gain (loss)	1,182,966	6,300,043
Change in net unrealized appreciation (depreciation)	18,532,093	5,994,285
Net increase (decrease) in net assets resulting from operations	20,045,511	12,716,708
Distributions to shareholders	(330,532)	(419,859)

Share transactions
Cost of shares redeemed	(3,312,121)	(17,916,326)

Net increase (decrease) in net assets resulting from share transactions	(3,312,121)	(17,916,326)
Total increase (decrease) in net assets	16,402,858	(5,619,477)

Net Assets
Beginning of period	90,248,131	95,867,608
End of period	$106,650,989	$90,248,131

Other Information
Shares
Redeemed	(100,000)	(600,000)
Net increase (decrease)	(100,000)	(600,000)

Financial Highlights
Fidelity® Disruptors ETF

Years ended May 31,	2026	2025	2024 A	2023 A	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$31.95	$27.99	$23.69	$22.31	$29.44
Income from Investment Operations
Net investment income (loss) B,C	.12	.14	.09	(.10)	(.21)
Net realized and unrealized gain (loss)	7.19	3.96	4.27	1.48	(6.54)
Total from investment operations	7.31	4.10	4.36	1.38	(6.75)
Distributions from net investment income	(.12)	(.14)	(.06)	-	-
Distributions from net realized gain	-	-	-	-	(.38)
Total distributions	(.12)	(.14)	(.06)	-	(.38)
Net asset value, end of period	$39.14	$31.95	$27.99	$23.69	$22.31
Total Return D,E	22.91%	14.68%	18.43%	6.17%	(23.29)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	-% H	-% H	.03%	.90%	1.00%
Expenses net of fee waivers, if any	- % H	-% H	-% H	.82%	1.00%
Expenses net of all reductions, if any	-% H	-% H	-% H	.82%	1.00%
Net investment income (loss)	.33%	.46%	.35%	(.50)%	(.69)%
Supplemental Data
Net assets, end of period (000 omitted)	$106,651	$90,248	$95,868	$95,409	$48,579
Portfolio turnover rate I	0 % J	5% J	4% J	12%	22%

APer share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization that occurred on June 16, 2023. All financial information prior to the reorganization is that of the predecessor fund, Fidelity Disruptors Fund.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended May 31, 2026

1. Organization.
Fidelity Disruptors ETF (the Fund) is an exchange-traded fund of Fidelity Covington Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund is a fund of funds, and therefore invests in other funds instead of individual securities. The Fund invests primarily in a combination of five Fidelity funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing service approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Nasdaq Stock Market and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$39,786,189
Gross unrealized depreciation	(371,838)
Net unrealized appreciation (depreciation)	$39,414,351
Tax Cost	$67,571,239

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$2,441
Capital loss carryforward	$(14,272,756)
Net unrealized appreciation (depreciation) on securities and other investments	$39,414,351

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(5,098,735)
Long-term	(9,174,021)
Total capital loss carryforward	$(14,272,756)

The tax character of distributions paid was as follows:

	May 31, 2026	May 31, 2025
Ordinary Income	$330,532	$419,859
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Disruptors ETF	-	100,009

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Disruptors ETF	-	3,307,844
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management related services. The Fund does not pay any fees for these services. Under the management contract, the investment adviser pays all expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholders meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Disruptors ETF	1,612	-	-

7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $237.
8. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Covington Trust and the Shareholders of Fidelity Disruptors ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Disruptors ETF (the "Fund"), a fund of Fidelity Covington Trust, including the schedule of investments, as of May 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
July 13, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $8,014 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 44%, 45%, 45%, and 88% of the dividends distributed in June 2025, September 2025, and December 2025, and March 2026 respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 82.32%, 83.91%, 83.91%, and 95.67% of the dividends distributed in June 2025, September 2025, December 2025, and March 2026 respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Disruptors ETF
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.9910203.102
DRE-ANN-0726

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	July 23, 2026